TRANSMITTAL LETTER

May 28, 2014

Securities and Exchange Commission

Division of Investment Management

Office of Disclosure and Review

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Clipper Funds Trust 1940 Act# 811-21758, 1933 Act# 333-124255

Proxy/Prospectus filed on Form N-14

Dear Sir or Madam:

On behalf of Clipper Funds Trust (the “Registrant”), attached for filing under the Securities Act of 1933 is an initial filing of a Proxy/Prospectus on Form N-14.

Questions regarding this filing should be directed to me at (520)434-3778.

Very truly yours,

/s/ Ryan Charles
Ryan Charles